Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Banks - 5.8%
Bank of America Corp.	276,605	$ 11,542,726
Citizens Financial Group, Inc.	205,709	8,427,898
U.S. Bancorp	175,017	7,389,218
		27,359,842
Biotechnology - 4.4%
Gilead Sciences, Inc.	187,207	20,976,544
Capital Markets - 9.8%
CME Group, Inc.	78,195	20,744,352
Moody's Corp.	16,101	7,498,075
Morgan Stanley	89,144	10,400,430
Stifel Financial Corp.	84,620	7,976,281
		46,619,138
Chemicals - 2.1%
Linde PLC	21,086	9,818,485
Commercial Services & Supplies - 3.7%
Republic Services, Inc.	73,052	17,690,272
Communications Equipment - 4.2%
Cisco Systems, Inc.	320,278	19,764,355
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	6,979	6,600,599
Containers & Packaging - 2.3%
Packaging Corp. of America	56,322	11,152,882
Diversified Telecommunication Services - 1.1%
TELUS Corp. (A)	363,199	5,208,274
Electrical Equipment - 2.0%
Schneider Electric SE, ADR	207,134	9,511,593
Ground Transportation - 1.7%
Union Pacific Corp.	33,864	8,000,031
Health Care Equipment & Supplies - 2.3%
Medtronic PLC	122,262	10,986,463
Health Care Providers & Services - 4.3%
Elevance Health, Inc.	17,474	7,600,491
Quest Diagnostics, Inc.	75,649	12,799,811
		20,400,302
Household Durables - 1.1%
D.R. Horton, Inc.	42,744	5,434,045
Household Products - 6.0%
Colgate-Palmolive Co.	191,442	17,938,116
Kimberly-Clark Corp.	72,833	10,358,309
		28,296,425
Insurance - 7.4%
Cincinnati Financial Corp.	65,031	9,606,379
MetLife, Inc.	222,380	17,854,890
Progressive Corp.	27,596	7,809,944
		35,271,213
	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.2%
Accenture PLC, Class A	18,519	$ 5,778,669
Machinery - 1.5%
Xylem, Inc.	59,285	7,082,186
Media - 1.8%
Omnicom Group, Inc.	101,049	8,377,973
Metals & Mining - 1.7%
Steel Dynamics, Inc.	63,450	7,936,326
Oil, Gas & Consumable Fuels - 1.7%
ONEOK, Inc.	81,645	8,100,817
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	162,928	9,936,979
Merck & Co., Inc.	100,003	8,976,269
		18,913,248
Professional Services - 4.9%
Automatic Data Processing, Inc.	42,671	13,037,271
RELX PLC, ADR	203,108	10,238,674
		23,275,945
Semiconductors & Semiconductor Equipment - 7.6%
Broadcom, Inc.	66,426	11,121,705
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	61,442	10,199,372
Texas Instruments, Inc.	82,124	14,757,683
		36,078,760
Software - 2.4%
Microsoft Corp.	29,968	11,249,688
Specialized REITs - 4.0%
American Tower Corp.	27,170	5,912,192
Digital Realty Trust, Inc.	41,342	5,923,895
Weyerhaeuser Co.	245,695	7,193,950
		19,030,037
Specialty Retail - 2.7%
Home Depot, Inc.	34,961	12,812,857
Trading Companies & Distributors - 5.2%
United Rentals, Inc.	13,507	8,464,837
Watsco, Inc.	15,673	7,966,586
WESCO International, Inc.	51,659	8,022,642
		24,454,065
Water Utilities - 1.2%
Essential Utilities, Inc.	144,690	5,719,596
Total Common Stocks (Cost $385,283,698)		471,900,630
Transamerica Series Trust

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (B)	3,032,202	$ 3,032,202
Total Other Investment Company (Cost $3,032,202)		3,032,202

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.80% (B), dated 03/31/2025, to be repurchased at $2,610,903 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $2,663,028.	$ 2,610,773	2,610,773
Total Repurchase Agreement (Cost $2,610,773)		2,610,773
Total Investments (Cost $390,926,673)		477,543,605
Net Other Assets (Liabilities) - (0.7)%		(3,545,758)
Net Assets - 100.0%		$ 473,997,847
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$471,900,630	$—	$—	$471,900,630
Other Investment Company	3,032,202	—	—	3,032,202
Repurchase Agreement	—	2,610,773	—	2,610,773
Total Investments	$474,932,832	$2,610,773	$—	$477,543,605
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $5,156,191, collateralized by cash collateral of $3,032,202 and non-cash collateral, such as U.S. government securities of $2,271,412. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Aegon Sustainable Equity Income VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon Sustainable Equity Income VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Aegon Sustainable Equity Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust